2. Loans: Troubled Debt Restructurings on Financing Receivables (Tables)	12 Months Ended
Dec. 31, 2015
Tables/Schedules
Troubled Debt Restructurings on Financing Receivables

	Number of Loans	Pre-Modification Recorded Investment	Post-Modification Recorded Investment
Consumer Loans	6,975	$ 15,593,924	$ 14,501,969
Real Estate Loans	44	379,550	372,984
Sales Finance Contracts	251	500,839	464,498
Total	7,270	$ 16,474,313	$ 15,339,451

TDRs that subsequently defaulted during the year ended December 31, 2015 are listed below.

	Number of Loans	Pre-Modification Recorded Investment
Consumer Loans	2,147	$ 2,996,600
Real Estate Loans	2	8,045
Sales Finance Contracts	64	93,051
Total	2,213	$ 3,097,696

The following table presents a summary of loans that were restructured during the year ended December 31, 2014.

	Number of Loans	Pre-Modification Recorded Investment	Post-Modification Recorded Investment
Consumer Loans	3,745	$ 11,810,926	$ 10,827,585
Real Estate Loans	57	519,530	505,474
Sales Finance Contracts	190	450,156	421,242
Total	3,992	$ 12,780,612	$ 11,754,301

TDRs that subsequently defaulted during the year ended December 31, 2014 are listed below.

	Number of Loans	Pre-Modification Recorded Investment
Consumer Loans	587	$ 1,163,067
Real Estate Loans	4	23,040
Sales Finance Contracts	27	54,574
Total	618	$ 1,240,681